Document and Entity Information	Aug. 04, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001486957
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	BWX TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34658
Entity Tax Identification Number	80-0558025
Entity Address, Address Line One	800 Main Street, 4th Floor
Entity Address, City or Town	Lynchburg,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24504
City Area Code	980
Local Phone Number	365-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BWXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false